Schedule of income tax (credit)/ expense (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Income tax credit/(expense)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current financial year		$ 74,319
Current financial year		21,243	(7,414)
Income tax credit/(expense)		$ 95,562	$ (7,414)